Expense Example, No Redemption - EIP Growth and Income Fund	Feb. 28, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	620
Expense Example, No Redemption, 5 Years	1,097
Expense Example, No Redemption, 10 Years	2,415
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	890
Expense Example, No Redemption, 10 Years	$ 1,992